Segmented information - Information on Operations by Geographic Area (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	CAD 1,977,809	CAD 1,096,018
Property, plant and equipment	7,909,493	4,889,946
Intangible assets	64,108	64,989
Canada
Segment Reporting Information [Line Items]
Revenue	95,326	100,403
Property, plant and equipment	568,693	558,271
Intangible assets	34,654	36,611
United States
Segment Reporting Information [Line Items]
Revenue	1,882,483	995,615
Property, plant and equipment	7,340,800	4,331,675
Intangible assets	CAD 29,454	CAD 28,378